EQUIPMENT	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
EQUIPMENT

7.	EQUIPMENT

	Computer Equipment	Furniture and Equipment	Leasehold Improvements	Vehicles	Total
Cost
Balance at December 31, 2023	$133,273	$1,040,192	$86,530	$60,343	$1,320,338
Additions	6,876	137,562	2,359	-	146,797
Disposals	(9,821)	(180,338)	-	-	(190,159)
Balance at December 31, 2024	$130,328	$997,416	$88,889	$60,343	$1,276,976
Additions	62,145	908,221	1,300	-	971,666
Disposals	(28,031)	(135,046)	(38,266)	-	(201,343)
Balance at December 31, 2025	$164,442	$1,770,591	$51,923	$60,343	$2,047,299

Accumulated depreciation
Balance at December 31, 2023	$58,178	$545,403	$6,790	$29,166	$639,537
Charge for the year	37,881	143,885	17,845	9,354	208,965
Disposals	(3,383)	(97,685)	-	-	(101,068)
Balance at December 31, 2024	$92,676	$591,603	$24,635	$38,520	$747,434
Charge for the year	41,903	205,491	12,568	6,546	266,508
Disposals	(24,246)	(121,765)	(12,706)	-	(158,717)
Balance at December 31, 2025	$110,333	675,329	24,497	45,066	855,225

Net book value:
December 31, 2024	$37,652	$405,813	$64,254	$21,823	$529,542
December 31, 2025	$54,109	$1,095,262	$27,426	$15,277	$1,192,074

Depreciation commences when assets are available for use. Depreciation expense for the year ended December 31, 2025 in the amount of $31,895 (2024 - $nil) is included in the cost of sales.